STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign Currency Translation Adjustment - the Company [Member]	Retained earnings (accumulated deficit) [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2012	$ 58,326	$ 4,887	$ 66,183	$ 4,749	$ 2,224	$ (19,717)
Balance, shares at Dec. 31, 2012		16,098,022
Issuance of shares upon exercise of employee stock options	189	$ 14	175
Issuance of shares upon exercise of employee stock options, shares		49,500
Stock-based compensation	513		513
Warrants Granted for CyberSeal founders	1,500		$ 1,500
Foreign currency translation adjustments - the Company	2,365				$ 2,365
Issue of shares to non-controlling interests	51						$ 51
Comprehensive income (loss):
Net income (loss)	(4,529)					$ (4,463)	$ (66)
Foreign currency translation adjustments	(875)			$ (875)
Balance at Dec. 31, 2013	57,540	$ 4,901	$ 68,371	$ 3,874	$ 4,589	$ (24,180)	$ (15)
Balance, shares at Dec. 31, 2013		16,147,522
Issuance of shares upon exercise of employee stock options	464	$ 34	430
Issuance of shares upon exercise of employee stock options, shares		121,500
Stock-based compensation	373		$ 373
Foreign currency translation adjustments - the Company	(3,957)				$ (3,957)
Issue of shares to non-controlling interests	50						$ 50
Comprehensive income (loss):
Net income (loss)	3,320					$ 3,410	$ (90)
Foreign currency translation adjustments	(1,833)			$ (1,833)
Balance at Dec. 31, 2014	$ 55,957	$ 4,935	$ 69,174	$ 2,041	$ 632	$ (20,770)	$ (55)
Balance, shares at Dec. 31, 2014	16,269,022	16,269,022
Issuance of shares upon exercise of employee stock options	$ 504	$ 33	471
Issuance of shares upon exercise of employee stock options, shares		129,850
Stock-based compensation	243		$ 243
Foreign currency translation adjustments - the Company	(226)				$ (226)
Comprehensive income (loss):
Net income (loss)	3,108					$ 3,141	$ (33)
Foreign currency translation adjustments	(3,891)			$ (3,891)
Balance at Dec. 31, 2015	$ 55,695	$ 4,968	$ 69,888	$ (1,850)	$ 406	$ (17,629)	$ (88)
Balance, shares at Dec. 31, 2015	16,398,872	16,398,872